                            As filed with the Securities and Exchange Commission

                                                                on April 5, 2000

                                                      Registration Nos. 33-54748
                                                                        811-7346

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                    Pre-Effective Amendment No. ----   [   ]

                       Post-Effective Amendment No. 45 [ X ]

                          REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY ACT OF 1940[ X ]

                           Amendment No. 45 [ X ]

                        (Check appropriate box or boxes)

                             The Munder Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                 480 Pierce Street, Birmingham, Michigan  48009
              (Address of Principal Executive Offices)  (Zip code)

                 Registrant's Telephone Number:  (248) 647-9200


                               Francine S. Hayes
                      State Street Bank and Trust Company
                             2 Avenue de Lafayette
                               Boston, MA  02111
                    (Name and Address of Agent for Service)
                                   Copies to:

       Terry H. Gardner                           Patrick W.D. Turley, Esq.
Munder Capital Management                         Dechert Price & Rhoads
    480 Pierce Street                              1775 Eye Street, NW
Birmingham, Michigan 48009                         Washington, DC 20006

    [X] It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                            THE MUNDER FUNDS, INC.


     The purpose of this Post-Effective Amendment filing is to add an exhibit to the Company for the Munder International NetNet Fund.

     The prospectuses and statements of additional information for the Munder All-Season Aggressive Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder Focus Growth Fund, Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Short Term Treasury Fund and Munder Value Fund are not included in this filing.

    Part A: INFORMATION REQUIRED IN PROSPECTUS:

     The Prospectuses for the Munder International NetNet Fund are incorporated herein by reference to Post-Effective Amendment No. 44.

     Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the Munder International NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 44.

                                    PART C

                               OTHER INFORMATION

Item 23.  Exhibits
          --------

     (a) (1) Articles of Incorporation, dated November 18, 1992, are incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (2) Articles of Amendment, dated February 12, 1993, are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (3) Articles Supplementary, dated July 20, 1993, August 9, 1994, April 26, 1995, June 27, 1995 and May 6, 1996, are incorporated herein by reference to Exhibit 1(c) Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (4) Articles Supplementary, dated August 6, 1996, are incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996 relating to the Munder Small-Cap Value Fund, the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), the Munder Micro-Cap Equity Fund, and the NetNet Fund.

          (5) Articles Supplementary, dated November 6, 1996, are incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 1996 relating to the Munder Short Term Treasury Fund.

          (6) Articles Supplementary, dated February 4, 1997, are incorporated herein by reference toe Exhibit 1(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997 relating to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund.

          (7) Articles Supplementary, dated March 12, 1997, are incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 14, 1997 relating to the name changes of the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund to the Munder All-Season Maintenance Fund, the Munder All-Season Development Fund and the Munder All-Season Accumulation Fund.

          (8) Articles Supplementary, dated May 6, 1997, are incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997 relating to the Munder Financial Services Fund.

          (9) Articles Supplementary, dated February 24, 1998, are incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998 relating to the Munder Growth Opportunities Fund.

          (10) Articles Supplementary, dated June 1, 1998, are incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998 relating to the Munder Convertible Securities Fund, Munder NetNet Fund and the Munder Short-Term Treasury Fund.

          (11) Articles Supplementary, dated July 1, 1998, are incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998 relating to the name changes of the Munder All-Season Maintenance Fund, the Munder All-Season Development Fund and the Munder All-Season Accumulation Fund to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund.

          (12) Articles Supplementary, dated December 1, 1998, are incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the commission on June 11, 1999 relating to the Munder Mid-Cap Growth Fund and Munder NetNet Fund.

          (13) Articles Supplementary, dated April 16, 1999, are incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999 relating to the Munder NetNet Fund and Munder Money Market Fund.

          (14) Articles Supplementary, dated August 17, 1999, relating to the Munder Future Technology Fund are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (15) Articles Supplementary, dated November 15, 1999, relating to Future Technology Fund are incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (16) Articles Supplementary, dated March 1, 2000, with respect to Munder International NetNet Fund and with respect to Munder Focus Growth Fund (formerly Munder Equity Selection Fund) and Munder Growth Opportunities Fund are incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (17) Articles Supplementary with respect to Munder Future Technology Fund to be filed by amendment.

     (b) By-Laws are incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

     (c)  Not Applicable.

     (d) (1) Investment Advisory Agreement, dated July 2, 1998, between Registrant and Munder Capital Management with respect to the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Financial Services Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Growth Opportunities Fund, NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Value Fund, Munder International Bond Fund, Munder Short Term Treasury Fund, Munder Money Market Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and Munder All-Season Aggressive Fund is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (2) Notice, dated May 4, 1999, to Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Future Technology Fund is are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (3) Notice to Investment Advisory Agreement, dated February 14, 2000, between Registrant and Munder Capital Management with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (4) Form of Investment Sub-Advisory Agreement between Registrant, Munder Capital Management and Framlington Overseas Management Investment Limited with respect to the Munder International NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 3, 2000.

     (e) (1) Underwriting Agreement, dated January 13, 1995, between Registrant and Funds Distributor, Inc. is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (2) Notice, dated August 6, 1996, to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Value Fund is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (3) Notice, dated August 6, 1996, to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder International Bond Fund is incorporated herein by reference to
               Exhibit 6(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (4) Notice, dated August 6, 1996, to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Small-Cap Value Fund, the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), the Munder Micro-Cap Equity Fund, and the NetNet Fund is incorporated herein by reference to
               Exhibit 6(d) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (5) Notice, dated November 7, 1996, to Underwriting Agreement, between Registrant and Funds Distributor, Inc. with respect to the Munder Short Term Treasury Fund is incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

          (6) Distribution Agreement, dated February 4, 1997, between Registrant and Funds Distributor, Inc. with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (7) Distribution Agreement, dated May 6, 1997, between Registrant and Funds Distributor, Inc. with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

          (8) Distribution Agreement, dated February 24, 1998, between Registrant and Funds Distributor, Inc. with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to
               Exhibit 6(h) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (9) Distribution Agreement, dated May 4, 1999, between Registrant and Funds Distributor, Inc. with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (10) Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (11) Notice, dated February 14, 2000, to the Underwriting Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Focus Growth Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (12) Notice, dated February 14, 2000, to the Distribution Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Growth Opportunities Fund incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (13) Notice, dated November 11, 1999, to the Distribution Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Future Technology Fund incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

     (f)  Not Applicable.

     (g) (1) Custodian Agreement, dated May 4, 1999, between Registrant and State Street Bank and Trust Company with respect to the Munder All-Season Aggressive Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder Growth Opportunities Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Short Term Treasury Fund and Munder Value Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (2) Notice, dated August 4, 1999, to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (3) Form of Notice to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

     (h) (1) Administration Agreement, dated October 31, 1997, between Registrant and State Street Bank and Trust Company with respect to the Munder All-Season Aggressive Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Short Term Treasury Fund, Munder Value Fund and NetNet Fund is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 32 to Registrant's

               Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

          (2) Notice, dated October 31, 1997, to Administration Agreement between Registrant and State Street Bank and Trust Company with
               respect to the     is incorporated herein by reference to Exhibit
               9(p) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (3) Notice, dated February 24, 1998, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to Exhibit 9(o) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (4) Notice, dated May 4, 1999, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (5) Notice to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (6) Transfer Agency and Registrar Agreement, dated June 19, 1995, between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to
               Exhibit 9(a) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (7) Notice, dated July 20, 1995, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Value Fund is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (8) Notice, dated May 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder International Bond Fund is incorporated herein by reference to
               Exhibit 9(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (9) Notice, dated August 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Small-Cap Value Fund, the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), the Munder Micro-Cap Equity Fund and the NetNet Fund is incorporated herein by reference to Exhibit

               9(d) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (10) Notice, dated August 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Short Term Treasury Fund is incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 1996.

          (11) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

          (12) Form of Notice to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

          (13) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

          (14) Notice, dated February 24, 1998, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Growth Opportunities Fund is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (15) Amendment, dated January 2, 1997, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

          (16) Amendment, dated March 16, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit h(18) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (17) Amendment, dated March 26, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit h(19) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (18) Notice, dated May 4, 1999, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (19) Amendment, dated October 1, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (20) Form of Notice to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

     (i) (1) Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000309.

          (2) Opinion and Consent of Counsel with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

          (3) Opinion and Consent of Counsel with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (4) Opinion and Consent of Counsel with respect to the International NetNet Fund to be filed by amendment.

     (j) (1) Consent of Arthur Andersen LLP is incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1995.

          (2) Letter of Arthur Andersen LLP regarding change in independent auditor required by Item 304 of Regulation S-K is incorporated herein by reference to Exhibit 11(c) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1995.

          (3) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

     (k)  Not Applicable.

     (l) Initial Capital Agreement is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

     (m) (1) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (2) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class B Shares is filed herein incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (3) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (4) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Money Market Fund Class A Shares is filed herein incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (5) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Money Market Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (6) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Money Market Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (7) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (8) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (9) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (10) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (11) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (12) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (13) Amended and Restated Service Plan, dated August 3, 1999, for the Munder International Bond Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (14) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder International Bond Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (15) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder International Bond Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (16) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (17) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (18) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (19) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Short Term Treasury Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (20) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Short Term Treasury Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (21) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Short Term Treasury Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (22) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Aggressive Fund (formerly the Munder All-Season Accumulation Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (23) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Aggressive Fund (formerly the Munder All-Season Accumulation Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (24) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Conservative Fund (formerly the Munder All-Season Maintenance Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (25) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Conservative Fund (formerly the Munder All-Season Maintenance Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (26) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Moderate Fund (formerly the Munder All-Season Development Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (27) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Moderate Fund (formerly the Munder All-Season Development Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (28) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (29) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class B Shares incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (30) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (31) Amended and Restated Service Plan, dated August 3, 1999, for the NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (32) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (33) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (34) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (35) Service Plan for the Munder Growth Opportunities Fund Class K Shares is incorporated herein by reference to Exhibit 15(nn) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (36) Amendment to Service and Distribution Plan, dated May 4, 1998, for the Munder NetNet Fund is incorporated herein by reference to Exhibit (m)(36) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (37) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder NetNet Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (38) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder NetNet Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (39) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Value Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (40) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Value Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (41) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Value Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (42) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Future Technology Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (43) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Future Technology Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (44) Service and Distribution Plan for the Munder Future Technology Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (45) Service Plan for the Munder International NetNet Fund Class A Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (46) Service and Distribution Plan for the Munder International NetNet Fund Class B Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (47) Service and Distribution Plan for the Munder International NetNet Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (48) Service and Distribution Plan for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (49) Service and Distribution Plan for the Munder Growth Opportunities Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (50) Amended and Restated Service Plan for Class K Shares is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (n)  Not Applicable.

     (o) Sixth Amended and Restated Multi-Class Plan is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

     (p) (1) Fifth Amended and Restated Code of Ethics is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (2) Code of Ethics of Funds Distributor, Inc. is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (3) Code of Ethics of Munder Capital Management is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (4) Code of Ethics of Framlington Overseas Investment Management United is filed herein.

Item 24.  Persons Controlled by or under Common Control with Registrant.
          --------------------------------------------------------------
          Not Applicable.

Item 25.  Indemnification
          ---------------

          Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by
          Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------
          Munder Capital Management

          Name                               Position with Advisor
          Old MCM, Inc.                      Partner
          Munder Group LLC                   Partner
          WAM Holdings, Inc.                 Partner
          WAM Holdings II, Inc.              Partner
          Michael Monahan                    Chairman
          Leonard J. Barr, II                Senior Vice President and Director of Research
          Clark Durant                       Vice President and Director of The Private
                                             Management Group
          Terry H. Gardner                   Vice President and Chief Financial Officer
          Elyse G. Essick                    Vice President and Director of Communications and
                                             Client Services
          Sharon E. Fayolle                  Vice President and Director of Money Market Trading
          Otto G. Hinzmann                   Vice President and Director of Equity Portfolio
                                             Management

          Name                               Position with Advisor
          Anne K. Kennedy                    Vice President and Director of Portfolio Management
          Richard R. Mullaney                Senior Vice President of The Private Management
                                             Group
          Ann F. Putallaz                    Vice President and Director of Retirement Services
                                             Group
          Peter G. Root                      Vice President and Chief Investment Officer/Fixed Income
          James C. Robinson                  Chief Executive Officer

        For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

        World Asset Management

          Name                               Position with Advisor
          Terry H. Gardner                   Chief Financial Officer
          Todd B. Johnson                    President, Chief Investment Officer and Chief
                                             Executive Officer
          Robert J. Kay                      Director, Client Services
          Theodore D. Miller                 Director, International Investments
          Kenneth A. Schluchter, III         Director, Domestic Investments

        For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, SEC File No. 801-55795.

        Framlington Overseas Investment Management Limited

          Name                               Position with Sub-Advisor
          Warren J. Coleman                  Director
          Gary C. Fitzgerald                 Director
          Jean-Luc Schilling                 Director
          Michael A. Vogel                   Director
          Robert Jenkins                     Portfolio Manager

        For further information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

Item 27.  Principal Underwriters
          ----------------------
          (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the
               Registrant:

                 American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                 American Century Government Income Trust
                 American Century International Bond Funds
                 American Century Investment Trust
                 American Century Municipal Trust
                 American Century Mutual Funds, Inc.
                 American Century Premium Reserves, Inc.
                 American Century Quantitative Equity Funds
                 American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                 American Century Variable Portfolios, Inc.
                 American Century World Mutual Funds, Inc.
                 The Brinson Funds
                 CDC MPT + Funds
                 Dresdner RCM Capital Funds, Inc.
                 Dresdner RCM Global Funds, Inc.
                 Dresdner RCM Investment Funds Inc.
                 JP Morgan Institutional Funds
                 JP Morgan Funds
                 JPM Series Trust
                 JPM Series Trust II
                 LaSalle Partners Funds, Inc.
                 Merrimac Series
                 Monetta Fund, Inc.
                 Monetta Trust
                 The Montgomery Funds I
                 The Montgomery Funds II
                 The Munder Framlington Funds Trust
                 The Munder Funds Trust
                 National Investors Cash Management Fund, Inc.
                 Nomura Pacific Basin Fund, Inc.
                 Orbitex Group of Funds
                 The Saratoga Advantage Trust
                 SG Cowen Funds, Inc.
                 SG Cowen Income + Growth Fund, Inc.
                 SG Cowen Standby Reserve Fund, Inc.
                 SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                 SG Cowen Series Fund, Inc.
                 SoGen Funds, Inc.

                 SoGen Variable Funds, Inc.
                 St. Clair Funds, Inc.
                 TD Waterhouse Trust
                 The Skyline Funds
                 TD Waterhouse Family of Funds, Inc.
                 WEBS Index Fund, Inc.

          (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                 Director, President and Chief Executive Officer      -Marie E. Connolly
                 Executive Vice President                             -George A. Rio
                 Executive Vice President                             -Donald R. Roberson
                 Executive Vice President                             -William S. Nichols
                 Senior Vice President, General Counsel, Chief        -Margaret W. Chambers
                 Compliance Officer, Secretary and Clerk
                 Director, Senior Vice President and Treasurer        -Joseph F. Tower, III
                 Senior Vice President                                -Paula R. David
                 Senior Vice President                                -Gary S. MacDonald
                 Senior Vice President                                -Judith K. Benson
                 Chairman and Director                                -William J. Nutt
                 Vice President and Chief Financial Officer           -William J. Stetter

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

          (2) PFPC Inc. (formerly First Data Investor Services Group, Inc.), 100 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

          (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as administrator and custodian); and

          (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor).

Item 29.  Management Services
          --------------------------
          None.

Item 30.  Undertakings
          ------------
          Not Applicable.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 45 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 5th day of April, 2000.


THE MUNDER FUNDS, INC.

By:  *_______________________
      Lee P. Munder, President

* By:   /s/ Francine S. Hayes
       ----------------------
       Francine S. Hayes
       as Attorney-in-Fact

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                         Title                    Date
----------                         -----                    ----
*____________________              Director and             April 5, 2000
 Lee P. Munder                     President

*____________________              Director                 April 5, 2000
 Charles W. Elliott

*____________________              Director                 April 5, 2000
 Joseph E. Champagne

*____________________              Director                 April 5, 2000
 Thomas B. Bender

*____________________              Director                 April 5, 2000
 Thomas D. Eckert

*____________________              Director                 April 5, 2000
 John Rakolta, Jr.

*____________________              Director                 April 5, 2000
 David J. Brophy

*____________________              Vice President,          April 5, 2000
Terry H. Gardner                   Treasurer, Secretary and
                                   Chief Financial Officer

*By:   /s/ Francine S. Hayes
      ----------------------
      Francine S. Hayes
      as Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No.         Description
----------          -----------
99(p)(4)            Code of Ethics of Framlington Overseas Investment
                    Management Limited